Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Continuing operations [member]		Discontinued operations [member]	Total equity excluding non-controlling interests [member]	Total equity excluding non-controlling interests [member] Continuing operations [member]	Total equity excluding non-controlling interests [member] Discontinued operations [member]	Called up share capital and share premium [member]		Called up share capital and share premium [member] Continuing operations [member]		Called up share capital and share premium [member] Discontinued operations [member]	[1]	Other equity instruments [member]		Other equity instruments [member] Continuing operations [member]		Other equity instruments [member] Discontinued operations [member]	[1]	Other reserves [member]		Other reserves [member] Continuing operations [member] [2]	Other reserves [member] Discontinued operations [member]	[2]	Retained earnings [member]		Retained earnings [member] Continuing operations [member] [3]	Retained earnings [member] Discontinued operations [member]	[3]	Non-controlling interests [member]	Non-controlling interests [member] Continuing operations [member]	Non-controlling interests [member] Discontinued operations [member]
Equity, adjusted balance		£ 63,584					£ 63,583			£ 14,453	[1]					£ 8,982	[1]					£ 3,672	[2]				£ 36,476	[3]				£ 1
Beginning Balance, equity at Dec. 31, 2017		65,734					65,733			14,453	[1]					8,982	[1]					3,808					38,490					1
Profit after tax		1,057	[4]				1,057			0	[1]					647	[1]					0	[2]				410					0
Currency translation movements				£ 844	[5]			£ 844				£ 0	[1]					£ 0	[1]					£ 844					£ 0				£ 0
Fair value through other comprehensive income reserve				(345)				(345)				0	[1]					0	[1]					(345)					0				0
Cash flow hedges				(307)				(307)				0	[1]					0	[1]					(307)					0				0
Pension remeasurement				313				313				0	[1]					0	[1]					0					313				0
Own credit reserve				58				58				0	[1]					0	[1]					58					0				0
Other		27		27				27				0	[1]					0	[1]					0					27				0
Total comprehensive income/(loss) for the year		1,597		1,647		£ (50)	1,597	1,647	£ (50)	0	[1]	0	[1]	£ 0		647	[1]	647	[1]	£ 0		247	[2]	250	£ (3)		703	[3]	750	£ (47)		0	0	£ 0
Issue and exchange of other equity instruments		371					371			0	[1]					683	[1]					0	[2]				(312)	[3]				0
Capital reorganisation		0					0			(12,092)	[1]					0	[1]					0	[2]				0	[3]				0
Other equity instruments coupons paid		(647)					(647)			0	[1]					(647)	[1]					0	[2]				0	[3]				0
Redemption of preference shares		2,040					2,040			13	[1]					0	[1]					(21)	[2]				2,048	[3]				0
Equity to debt reclassification	[6],[7]	(272)					(272)			0	[1]					0	[1]					(272)	[2]				0	[3]				0
Equity settled share schemes		373					373			0	[1]					0	[1]					0	[2]				373	[3]				0
Vesting of Barclays PLC shares under share-based payment schemes		(418)					(418)			0	[1]					0	[1]					0	[2]				(418)	[3]				0
Dividends paid on ordinary shares		(14,585)					(14,585)			0	[1]					0	[1]					0	[2]				(14,585)	[3]				0
Dividends paid on preference shares and other shareholders equity		(3,015)					(204)			0	[1]					0	[1]					0	[2]				(204)	[3]				0
Capital contribution from Barclays Plc		3,000					3,000			0	[1]					0	[1]					0	[2]				3,000	[3]				0
Net equity impact of intra-group transfers		(3,015)					(3,015)			0	[1]					(2,070)	[1]					(307)	[2]				(638)	[3]				0
Other reserve movements		(33)					(34)			0	[1]					0	[1]					0	[2]				(34)	[3]				1
Ending Balance, equity at Dec. 31, 2018		47,711					47,709			2,348						7,595						3,361					34,405	[3]				2
Profit after tax		2,780					2,780			0	[1]					660	[1]					0	[8]				2,120	[3]				0
Currency translation movements				(544)	[5]			(544)				0	[1]					0	[1]					(544)					0				0
Fair value through other comprehensive income reserve				159				159				0	[1]					0	[1]					159					0				0
Cash flow hedges				511				511				0	[1]					0	[1]					511					0				0
Pension remeasurement				(194)				(194)				0	[1]					0	[1]					0					(194)				0
Own credit reserve				(252)				(252)				0	[1]					0	[1]					(252)					0				0
Other		16		16				16				0	[1]					0	[1]					0					16				0
Total comprehensive income/(loss) for the year		2,476		£ 2,476		£ 0		£ 2,476				£ 0						£ 660						£ (126)					£ 1,942				£ 0
Issue and exchange of other equity instruments		322					322			0	[1]					728	[1]					0	[2]				(406)	[3]				0
Other equity instruments coupons paid		(660)					(660)			0	[1]					(660)	[1]					0	[2]				0	[3]				0
Redemption of preference shares		0					0			0	[1]					0	[1]					0	[2]				0	[3]				0
Equity settled share schemes		392					392			0						0						0	[2]				392	[3]				0
Vesting of Barclays PLC shares under share-based payment schemes		(349)					(349)			0	[1]					0	[1]					0	[2]				(349)	[3]				0
Dividends paid on ordinary shares							(233)			0	[1]					0	[1]					0	[2]				(233)	[3]				0
Dividends paid on preference shares and other shareholders equity		(41)					(41)			0	[1]					0	[1]					0	[2]				(41)	[3]				0
Capital contribution from Barclays Plc		995					995			0	[1]					0	[1]					0	[2]				995	[3]				0
Net equity impact of intra-group transfers		0					0			0	[1]					0	[1]					0	[2]				0	[3]				0
Other reserve movements		2					4			0	[1]					0	[1]					0	[2]				4	[3]				(2)
Ending Balance, equity at Dec. 31, 2019		£ 50,615					£ 50,615			£ 2,348	[1]					£ 8,323	[1]					£ 3,235	[2]				£ 36,709	[3]				£ 0

[1]	For further details refer to Note 27 .
[2]	For further details refer to Note 28
[3]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. This change does not impact earnings per share or return on average tangible shareholders’ equity. Comparatives have been restated, reducin g the tax charge for 2018 by £ 175 m. Further detai l can be found in Note 1

[4]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[5]	Includes £ 15 m profit ( 2018 : £ 41 m loss; 2017:£ 189 m loss) on recycling of currency translation differences.
[6]

d Effects of changes in accounting policies relate to the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on 1 January 2018. The impact of IFRS 15 Revenue from Contracts with Customers was an increase to retained earnings of £ 67 m with the remainder due to the impact of IFRS 9 Financial Instruments .

e

[7]	Following a review of certain equity instruments, certain instruments have been deemed to have characteristics that would qualify them as debt a nd have subsequently been reclassified.
[8]

Comprises the fees for the statutory audit of the subsidiaries both inside and outside UK and fees for the work performed by associates of KPMG in respect of the consolidated financial statements of the Company.